Unit-Based Compensation - Time-based Phantom Units (Details) - Hi-Crush Partners LP Long Term Incentive Plan - Time-Based Phantom Units - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Time-Based Phantom Units
Outstanding units at beginning of period	55,320
Vested units	(1,605)
Granted units	325,470
Forfeited units	(925)
Outstanding units at end of period	378,260	55,320
Grant Date Weighted-Average Fair Value per Unit
Outstanding units at beginning of period (usd per unit)	$ 37.63
Vested (usd per unit)	38.80
Granted (usd per unit)	12.96	$ 34.09	$ 47.33
Forfeited (usd per unit)	38.48
Outstanding units at end of period (usd per unit)	$ 16.40	$ 37.63